Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000064507 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Account Value		$ 12,511	$ 12,511	$ 12,511	$ 11,308	$ 10,786	$ 10,355	$ 9,594	$ 9,708	$ 8,782	$ 9,447	$ 8,144	$ 8,542	$ 9,450
Average Annual Return, Percent		4.49%	4.00%	2.27%
C000064507 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		10.64%	5.20%	2.84%
C000064508 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Account Value		$ 12,276	$ 12,276	$ 12,276	11,173	10,734	10,402	9,704	9,898	9,010	9,768	8,494	8,967	10,000
Average Annual Return, Percent		8.87%	4.40%	2.07%
C000064508 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		9.87%	4.40%	2.07%
C000064509 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Account Value		$ 13,554	$ 13,554	$ 13,554	12,223	11,631	11,140	10,297	10,393	9,380	10,035	8,656	9,033	10,000
Average Annual Return, Percent		10.89%	5.46%	3.09%
C000181876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Account Value		$ 13,497	$ 13,497	$ 13,497	12,167	11,575	11,116	10,273	10,367	9,356	10,008	8,633	9,021	10,000
Average Annual Return, Percent	[1]	10.93%	5.42%	3.04%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Account Value		$ 16,589.22924	$ 16,589.22924	$ 16,589.22924	14,620.0258	13,137.46309	14,516.26753	12,954.61927	12,199.74079	10,837.48709	11,751.75226	9,326.811935	9,545.006	10,000
Average Annual Return, Percent		13.47%	6.34%	5.19%
MSCI World ex USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA High Dividend Yield Index
Account Value		$ 15,742.64021	$ 15,742.64021	$ 15,742.64021	$ 13,973.73946	$ 12,227.70189	$ 11,867.94646	$ 11,162.18179	$ 11,370.07219	$ 10,006.36214	$ 10,796.7967	$ 8,820.93684	$ 8,934.04	$ 10,000
Average Annual Return, Percent		12.66%	6.72%	4.64%

[1]	The Fund’s Class R6 Shares commenced operations on January 27, 2017. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Institutional Shares that occurred during the period prior to the commencement of the Class R6 Shares.